File Number: 33-84546
                                                Filed pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                 January 6, 2017


                   PIONEER REAL ESTATE SHARES VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2016


PORTFOLIO SUMMARY
Effective January 17, 2017, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER      Pioneer Investment Management, Inc.
INVESTMENT SUBADVISER   AEW Capital Management, L.P.
PORTFOLIO MANAGEMENT    Matthew A. Troxell, CFA, Managing Director and Senior Portfolio Manager at
                        AEW (portfolio manager of the portfolio since 2004); J. Hall Jones, Jr., CFA,
                        Director of AEW (co-portfolio manager of the portfolio since 2012); John A.
                        Garofalo, CFA, Director of AEW (co-portfolio manager of the portfolio since
                        2014) and Gina Szymanski, CFA, Director of AEW (co-portfolio manager of the portfolio since January 2017)

MANAGEMENT
Effective January 17, 2017, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the portfolio is the responsibility of Matthew A. Troxell, CFA (portfolio manager of the portfolio since 2004). Mr. Troxell is a Managing Director and Senior Portfolio Manager at AEW with responsibility for construction and management of all the firm's publicly traded real estate equities portfolios. He has been employed at AEW as part of the REIT group since 1994 and has over 30 years of experience in investment analysis and portfolio management. Mr. Troxell is supported by three portfolio managers: J. Hall Jones, Jr., CFA, Director of AEW (co-portfolio manager of the portfolio since 2012), John A. Garofalo, CFA, Director of AEW (co-portfolio manager of the portfolio since 2014) and Gina Szymanski, CFA, Director of AEW (co-portfolio manager of the portfolio since January 2017). Mr. Jones joined AEW in 1999. Prior to joining AEW in 2014, Mr. Garofalo was a portfolio manager and chief investment officer at Merestone Capital Management. Prior to joining AEW in January 2017, Ms. Szymanski worked at Putnam Investments where she managed the REIT sleeve of an equity fund and was a member of the Global Equity Research team.


                                                                   29987-00-0117
                                 (Copyright)2017 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                    Member SIPC

                                                                 January 6, 2017


                    PIONEER REAL ESTATE SHARES VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2016


PORTFOLIO SUMMARY
Effective January 17, 2017, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER      Pioneer Investment Management, Inc.
INVESTMENT SUBADVISER   AEW Capital Management, L.P.
PORTFOLIO MANAGEMENT    Matthew A. Troxell, CFA, Managing Director and
                        Senior Portfolio Manager at AEW (portfolio
                        manager of the portfolio since 2004); J. Hall
                        Jones, Jr., CFA, Director of AEW (co-portfolio
                        manager of the portfolio since 2012); John A.
                        Garofalo, CFA, Director of AEW (co-portfolio
                        manager of the portfolio since 2014) and Gina
                        Szymanski, CFA, Director of AEW (co-portfolio
                        manager of the portfolio since January 2017)

                                                                   29986-00-0117
                                 (Copyright)2017 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC